Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 19, 2017
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA DYNAMIC SMALL CAP FUND
Class A (SSSDX) Class I (SSSJX) Class K (SSSKX)

SSGA INTERNATIONAL STOCK SELECTION FUND
Class A (SSILX) Class I (SSIPX) Class K (SSIQX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

1. SSGA Dynamic Small Cap Fund is being renamed State Street Dynamic Small Cap Fund and all references to SSGA Dynamic Small Cap Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street Dynamic Small Cap Fund; and

2. SSGA International Stock Selection Fund is being renamed State Street International Stock Selection Fund and all references to SSGA International Stock Selection Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street International Stock Selection Fund.

SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA DYNAMIC SMALL CAP FUND
Class N (SVSCX)

SSGA S&P 500 INDEX FUND
Class N (SVSPX)

SSGA INTERNATIONAL STOCK SELECTION FUND
Class N (SSAIX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

1. SSGA Dynamic Small Cap Fund is being renamed State Street Dynamic Small Cap Fund and all references to SSGA Dynamic Small Cap Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street Dynamic Small Cap Fund;

2. SSGA S&P 500 Index Fund is being renamed State Street S&P 500 Index Fund and all references to SSGA S&P 500 Index Fund in the Summary Prospectus, Prospectus and SAI are replaced with State Street S&P 500 Index Fund; and

3. SSGA International Stock Selection Fund is being renamed State Street International Stock Selection Fund and all references to SSGA International Stock Selection Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street International Stock Selection Fund.

SSGA S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA S&P 500 INDEX FUND
Class N (SVSPX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

2. SSGA S&P 500 Index Fund is being renamed State Street S&P 500 Index Fund and all references to SSGA S&P 500 Index Fund in the Summary Prospectus, Prospectus and SAI are replaced with State Street S&P 500 Index Fund;
Class N | SSGA Dynamic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA DYNAMIC SMALL CAP FUND
Class N (SVSCX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

1. SSGA Dynamic Small Cap Fund is being renamed State Street Dynamic Small Cap Fund and all references to SSGA Dynamic Small Cap Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street Dynamic Small Cap Fund;

Class N | SSGA International Stock Selection Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA INTERNATIONAL STOCK SELECTION FUND
Class N (SSAIX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

3. SSGA International Stock Selection Fund is being renamed State Street International Stock Selection Fund and all references to SSGA International Stock Selection Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street International Stock Selection Fund.

Class A, I and K | SSGA Dynamic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA DYNAMIC SMALL CAP FUND
Class A (SSSDX) Class I (SSSJX) Class K (SSSKX)

(each a “Fund” and collectively the “Funds”)

1. SSGA Dynamic Small Cap Fund is being renamed State Street Dynamic Small Cap Fund and all references to SSGA Dynamic Small Cap Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street Dynamic Small Cap Fund;

Class A, I and K | SSGA International Stock Selection Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock
SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)
DATED DECEMBER 19, 2017

SSGA INTERNATIONAL STOCK SELECTION FUND
Class A (SSILX) Class I (SSIPX) Class K (SSIQX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

2. SSGA International Stock Selection Fund is being renamed State Street International Stock Selection Fund and all references to SSGA International Stock Selection Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street International Stock Selection Fund.